The Nature of Expenses and Others (Tables)	12 Months Ended
Dec. 31, 2017
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Classification of Expenses by Nature

The classification of expenses by nature for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)
	2015		2016	2017
Changes in inventories	~~W~~	402,429	63,884	(62,299)
Purchases of raw materials, merchandise and others		14,705,757	14,244,942	13,548,848
Depreciation and amortization		3,375,856	3,021,571	3,214,576
Outsourcing fees		1,011,084	819,742	771,697
Labor cost		3,104,043	3,022,607	3,258,427
Supplies and others		1,062,820	1,053,245	1,239,915
Utility		836,600	840,664	865,347
Fees and commissions		580,235	638,732	692,125
Shipping costs		231,830	224,742	249,820
Advertising		265,755	67,636	236,440
Warranty expenses		146,829	166,691	251,131
Travel		71,457	73,807	92,976
Taxes and dues		76,640	74,506	91,806
Others		1,036,131	927,218	919,051

	~~W~~	26,907,466	25,239,987	25,369,860

Total expenses consist of cost of sales, selling, administrative, research and development expenses and other non-operating expenses, excluding foreign exchange differences.